Taxes (Details) - Schedule of Income Tax Expenses	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Income Tax Expenses [Line Items]
Total income tax expenses	$ 5,806,012	$ 741,897	$ 1,994,996	$ 4,163,246
Hong Kong [Member]
Schedule of Income Tax Expenses [Line Items]
Total income tax expenses	$ 5,806,012	$ 741,897	$ 1,994,996	$ 4,163,246